Note 19 - Segments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
1 9 .	Segments

We report information about our operating segments using the “management approach” in accordance with current accounting standards. This information is based on the way management organizes and reports the segments within the enterprise for making operating decisions and assessing performance. Our reportable segments are identified based on differences in products, services and markets served. There were no
inter-segment sales. Prior to
2015,
our products and development programs were all related to diagnostic substances. Our majority-owned subsidiary, Macrophage Therapeutics, Inc., was formed and received initial funding during the first
quarter of
2015,
which resulted in a re-evaluation of the Company's segment determination. We now manage our business based on two
primary types of drug products: (i) diagnostic substances, including
Tc99m
tilmanocept and other diagnostic applications of our Manocept platform, our R-NAV joint venture (terminated on
May 31, 2016),
NAV4694
and
NAV5001
(license terminated in
April 2015),
and (ii) therapeutic development programs, including therapeutic applications of our Manocept platform and all development programs undertaken by Macrophage Therapeutics, Inc.

The information in the following tables is derived directly from each reportable segment
’s financial reporting.
Certain revenue and expense amounts in the years ended
December 31, 2016
and
2015
have been reclassified to discontinued operations.
See Note
3.

Year Ended December 31, 2016	Diagnostics	Therapeutics	Corporate	Total
Tc99m tilmanocept sales revenue:
United States	$—	$—	$—	$—
International	39,601	—	—	39,601
Tc99m tilmanocept license revenue	1,795,625	—	—	1,795,625
Grant and other revenue	3,011,642	124,766	—	3,136,408
Total revenue	4,846,868	124,766	—	4,971,634
Cost of goods sold, excluding depreciation and amortization	62,260	—	—	62,260
Research and development expenses, excluding depreciation and amortization	6,375,929	762,151	—	7,138,080
Selling, general and administrative expenses, excluding depreciation and amortization ( a )	—	63,158	7,403,329	7,466,487
Depreciation and amortization ( b )	56,317	—	397,232	453,549
Income (loss) from operations ( c )	(1,647,638)	(700,543)	(7,800,561)	(10,148,742)
Other income (expense), excluding equity in the loss of R-NAV, LLC ( d )	—	—	2,786,007	2,786,007
Equity in the loss of R-NAV, LLC	—	—	(15,159)	(15,159)
Net loss from continuing operations	(1,647,638)	(700,543)	(5,029,713)	(7,377,894)
Loss from discontinued operations, net of tax effect	(6,931,137)	—	—	(6,931,137)
Net income (loss)	(8,578,775)	(700,543)	(5,029,713)	(14,309,031)
Total assets, net of depreciation and amortization:
United States	$3,815,271	$15,075	$8,498,797	$12,329,143
International	131,752	—	781	132,533
Capital expenditures	—	—	1,847	1,847

Year Ended December 31, 2015	Diagnostics	Therapeutics	Corporate	Total
Tc99m tilmanocept sales revenue:
United States	$—	$—	$—	$—
International	19,075	—	—	19,075
Tc99m tilmanocept license revenue	1,133,333	—	—	1,133,333
Grant and other revenue	1,860,953	—	—	1,860,953
Total revenue	3,013,361	—	—	3,013,361
Cost of goods sold, excluding depreciation and amortization	3,226	—	—	3,226
Research and development expenses, excluding depreciation and amortization	9,831,834	730,895	—	10,562,729
Selling, general and administrative expenses, excluding depreciation and amortization ( a )	—	123,884	10,242,066	10,365,950
Depreciation and amortization (b )	232,091	—	290,105	522,196
Loss from operations ( c )	(7,053,790)	(854,779)	(10,532,171)	(18,440,740)
Other income (expense), excluding equity in the loss of R-NAV, LLC ( d )	—	—	(4,298,604)	(4,298,604)
Equity in the loss of R-NAV, LLC	—	—	(305,253)	(305,253)
Net loss from continuing operations	(7,053,790)	(854,779)	(15,136,028)	(23,044,597)
Income from discontinued operations, net of tax effect ( e )	(5,713,598)	—	1,194,660	(4,518,938)
Net loss	(12,767,388)	(854,779)	(13,941,368)	(27,563,535)
Total assets, net of depreciation and amortization:
United States	$4,161,029	$—	$10,391,805	$14,552,834
International	410,666	—	1,013	411,679
Capital expenditures	26,589	—	12,412	39,001

(a)
General and administrative expenses, excluding depreciation and amortization, represent costs that relate to the general administration of the Company and as such are not
currently allocated to our individual reportable segments. Marketing and selling expenses are allocated to our individual reportable segments.

( b )
Depreciation and amortization is reflected in research and development (
$0
and
$10,617
for the years ended
December 31, 2016
and
2015,
respectively), and selling, general and administrative expenses (
$397,232
and
$460,839
for the years ended
December 31, 2016
and
2015,
respectively).

( c )	Loss from operations does not reflect the allocation of certain selling, general and administrative expenses, excluding depreciation and amortization, to our individual reportable segments.
( d )
Amounts consist primarily of interest income, interest expense, changes in fair value of financial instruments, and losses on debt extinguishment, which are not
currently allocated to our individual reportable segments.

( e )
Amount
not
allocated to a reportable segment represents contingent consideration recognized related to
2015
GDS Business revenue royalties pursuant to the
2011
sale of the GDS Business to Devicor, net of tax effect. See Note
1
(a).